As filed with the Securities and Exchange Commission on December 5, 2022

Securities Act Registration No. 333-265380

Investment Company Act Registration No. 811-23808

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[X]	Pre-Effective Amendment No. 1

[ ]	Post-Effective Amendment No. __

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

[X]	Amendment No. 2

(Check appropriate box or boxes.)

PEAK INCOME PLUS FUND

(Exact Name of Registrant as Specified in Charter)

Elisabeth Dahl

Secretary

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (833) 997-1109

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

Cassandra W. Borchers, Esq.

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

(513) 352-6632

[  ] Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

[X] Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

[  ] Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

[  ] Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

[  ] Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

[X] when declared effective pursuant to Section 8(c) of the Securities Act

The following boxes should only be included and completed if the registrant is making this filing in accordance with Rule 486 under the Securities Act.

[  ] immediately upon filing pursuant to paragraph (b)

[  ] on (date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)

[  ] on (date) pursuant to paragraph (a)

If appropriate, check the following box:

[  ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[  ] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

[  ] This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

[  ] This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

Check each box that appropriately characterizes the Registrant:

[X] Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

[  ] Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

[X] Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

[  ] A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

[  ] Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

[  ] Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

[  ] If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

[X] New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PROSPECTUS

Peak Income Plus Fund

(PIPFX)

Shares of Beneficial Interest
$2,000 minimum purchase

December __, 2022

Peak Income Plus Fund (the “Fund”) is newly organized, continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund will offer to repurchase at least 5% of outstanding shares on a quarterly basis in accordance with the Fund’s repurchase policy. The repurchase offers are expected to be made in March, June, September, and December of each year. The first repurchase offer is expected to occur in June, 2023 and will occur no later than two periodic intervals after the effective date of the Fund. The Fund expects that the maximum time between a repurchase request deadline and the next date on which the Fund expects to commence the next quarterly repurchase offer to be approximately 90 days. Repurchase requests must be submitted by the deadline included in the Shareholder Notification as that term is defined in the “Quarterly Repurchases of Shares” section of this prospectus (the “Prospectus”). For more information on the Fund’s repurchase policies and risks, please see the “Repurchase Policy Risk” on pages 3 and 10  and “Quarterly Repurchases of Shares” on page 13  of this Prospectus.

This prospectus concisely provides the information that a prospective investor should know about the Fund before investing. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including a Statement of Additional Information (“SAI”) dated [December __, 2022], has been filed with the Securities and Exchange Commission (“SEC”). The SAI is available upon request and without charge by writing the Fund at c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154, or by calling toll-free 1-877-803-6583. The table of contents of the SAI appears on page 36 of this prospectus. You may request the Fund’s SAI, annual and semi-annual reports when available, and other information about the Fund or make shareholder inquiries by calling 833-997-1109 or by visiting www.peakincomeplusfund.com. The SAI, material incorporated by reference and other information about the Fund, is also available on the SEC’s website at http://www.sec.gov. The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link.

Investment Objective. The Fund’s investment objective is to seek attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets.

The Fund is newly organized and as a result it has no pricing and performance history. For the reasons set forth below, an investment in the Fund’s shares is not suitable for investors who cannot tolerate risk of loss or who require liquidity, other than liquidity provided through the Fund's repurchase policy:

•Shares of the Fund will not be listed on any securities exchange or any secondary market, which makes them inherently illiquid.

•Shares of the Fund are not redeemable, but shall be subject to the repurchase offer provisions set forth below.

•Although the Fund will offer to repurchase at least 5% of the Fund's shares on a quarterly basis in accordance with the Fund’s repurchase policy, the Fund will not be required to repurchase shares at a shareholder’s option nor will shares be exchangeable for units, interests or shares of any other security.

•The Fund is not required to extend, and shareholders should not expect the Fund’s Board of Trustees (the “Board” or the “Trustees”) to authorize, repurchase offers in excess of 5% of outstanding shares per quarter.

•Regardless of how the Fund performs, an investor may not be able to sell or otherwise liquidate his or her shares whenever such investor would prefer and will be significantly limited in his or her ability to reduce his or her exposure on any market downturn.

•The amount of distributions that the Fund may pay, if any, is uncertain.

•The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as from offering proceeds, borrowings, and amounts from the Fund’s affiliates that are subject to repayment by investors.

•The Fund's distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.

•A return of capital to shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of shares, even if such shares are sold at a loss relative to the Shareholder's original investment.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Investing in the Fund’s shares involves risks. See “Risk Factors” below in this prospectus.

This prospectus concisely provides you the information that a prospective investor should know about the Fund before investing in the shares of the Fund that are being offered through this prospectus. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s Statement of Additional Information (“SAI”), dated [December __], 2022, has been filed with the SEC. Information regarding the Fund is available on the SEC's website at http://www.sec.gov, including the SAI. The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link. The table of contents of the SAI appears on page 22 of this prospectus. The SAI is incorporated by reference into this prospectus (legally made a part of this prospectus). The SAI, Fund annual and semi-annual reports and other information and shareholder inquiries regarding the Fund are available free of charge and may be requested by writing the Fund c/o Ultimus Fund Solutions, P.O. Box 541150, Omaha, Nebraska 68154 (the “Transfer Agent”), by calling the Transfer Agent toll-free at 833-997-1109, or by visiting the Fund’s website at www.peakincomeplusfund.com.

The Adviser. The Fund’s investment advisor is American Asset Management, Inc. (the “Adviser”), a registered adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser manages approximately $133,889,623 of assets under management as of November 23, 2022.

Securities Offered. The Fund engages in a continuous offering of shares of beneficial interest of the Fund. The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares and has registered an unlimited number of shares. The Fund is offering to sell, through its principal underwriter, Ultimus Fund Distributors, LLC (the “Distributor”) on a continual basis under the terms of this prospectus, shares of beneficial interest at net asset value (“NAV”) per share. The initial NAV is $10.00 per share. The minimum initial investment by a shareholder is $2,000. Subsequent investments may be made with at least $100 under the Fund’s automatic investment program. Subsequent investment not made pursuant to the automatic investment program must be made with at least $1,000. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares. Distributor, as agent for the Fund, undertakes to sell Shares on a reasonable efforts basis only against orders therefor. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account. See “Plan of Distribution.”

The Fund’s shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of the Fund’s shares and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of this prospectus.

TABLE OF CONTENTS

PROSPECTUS SUMMARY	1
SUMMARY OF FUND EXPENSES	4
FINANCIAL HIGHLIGHTS	5
THE FUND	5
USE OF PROCEEDS	5
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES	5
RISK FACTORS	7
MANAGEMENT OF THE FUND	11
DETERMINATION OF NET ASSET VALUE	12
CONFLICTS OF INTEREST	13
QUARTERLY REPURCHASES OF SHARES	13
DISTRIBUTION POLICY	15
DIVIDEND REINVESTMENT POLICY	16
U.S. FEDERAL INCOME TAX MATTERS	17
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES	17
ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST	18
PLAN OF DISTRIBUTION	18
PURCHASE TERMS	19
LEGAL MATTERS	21
REPORTS TO SHAREHOLDERS	21
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	21
ADDITIONAL INFORMATION	21
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	22
PRIVACY NOTICE	23

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the Statement of Additional Information, particularly the information set forth under the heading “Risk Factors.”

The Fund. Peak Income Plus Fund is a continuously offered, non-diversified closed-end management investment company. The Fund is an interval fund that will offer to make quarterly repurchases of shares at NAV. See “Quarterly Repurchases of Shares.”

Investment Objective. The Fund’s investment objective is to seek attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets.

Investment Strategy. The Fund seeks to achieve its investment objective through a concentrated alternative investment approach with an emphasis on income generation by investing in structured notes. Under normal market conditions, the Fund will seek to provide attractive risk adjusted returns by taking advantage of volatility in the equity markets. The Adviser seeks to construct a diversified portfolio of structured notes in which the individual portfolio investments do not exhibit significant correlation to each other and do not draw down losses simultaneously. The Adviser’s strategy centers around creating optionality by laddering structured notes (that is, purchasing notes with different maturity dates) which can generate attractive coupon yields when the underlying reference asset trades within a predetermined price range. Each investment seeks to generate income while providing a cushion before loss of principal can occur (as discussed below).

The structured notes will typically be issued by banks or an affiliated special purpose entity. In structuring a note, the Adviser will choose either individual stocks or a stock index whose closing price on the date the note is issued will be used as a reference point. If, for example, the Fund would select three common stocks in the S&P 500 Index as the reference assets, then on the day the note is issued, the closing price of those three stocks are called the reference points or “strike price”. While the terms of each note will vary, each note will have a contingent fixed rate of interest that will be due either monthly or quarterly, a maturity date, a call date (each of the aforementioned dates are called “observation dates” or “review dates”) and an interest barrier. The interest barrier is the percentage by which each reference strike price can decline without impacting either the structured note’s interest or maturity payment.

For example, if there is a 50% interest rate barrier, and none of the reference stocks are down by more than 50% from their respective strike price, any payments due on the observation dates will be paid. In the event one or more of the reference stocks are down by more than 50% on the interest observation date, that interest payment will be skipped. If the closing price of all of the reference stocks is greater than the interest barrier on any interest rate observation date the holder of the Note will receive a contingent interest payment with respect to that observation date and any previously unpaid contingent interest payments that were skipped on prior observation dates. The notes can be called if the closing price of all the reference stocks are higher their strike price on any observation date. This is sometimes referred to as the upper limit.

The same 50% interest barrier is used at the maturity date. Provided none of the reference stocks are down by more than 50%, which is only observed on the maturity date, the full amount of the principal will be paid to the Fund as noteholder.

The Fund will be exposed to the depreciation of the least performing of the reference stocks if the final value of any reference stock is less than 50% of its strike price and the note has not been previously called. As an example, if one of the reference stocks has declined by 60% the Fund will only receive 40% of its original investment.

The drawdown relates to how much a reference stock has declined from its strike price on any observation date. The reference stock(s) closing price is only considered on an observation date. The price of the reference stocks at any other time is irrelevant with respect to payments due under the structured note. Furthermore, none of the Fund’s structured note investments will contain embedded leverage features.

Structured notes are primarily issued by the largest banks in the United States, Canada and Europe. Therefore, the structured notes are subject to counterparty risk. The Fund does intend to diversify as much as possible among the banks that issue the notes and the Fund will primarily purchase structured notes from counterparty issuers that are rated investment grade or better (or issuers that are fully guaranteed by an investment grade rated parent company).

The Adviser will invest in structured notes that have individual domestic equity securities, baskets of several equity securities or market indices, such as the S&P 500 Index as their reference assets. The Adviser will use continual back-testing of the drawdown of the stocks in the S&P 500 Index or the other indices discussed in this prospectus over rolling periods up to six and a half years to determine barriers for each stock or index referenced in the structured note.

The Adviser will screen the following indices along with the individual stocks in those indices over various time periods up to six and a half years to determine their largest drawdown. The Indices being tested are the S&P 500, Dow Jones Industrial Average, Russell 2000, NDX, Stoxx 50 and Stoxx 600. The Adviser will then use this data to determine the amount of protection needed on each individual note both in terms of principal and interest production. The Adviser will also consider the valuation of the individual stocks and indices such as price-earnings ratio, current market price versus historical highs and lows and the dividend percentage in determining the appropriate structured notes for the Fund.

1

Because structured notes can decline a considerable amount and still generate interest and have the principal repaid, we consider these notes to have low to moderate volatility, with low correlation to the stock markets’ risk-adjusted returns. As an example, a stock can decline by 50% without impacting the interest payment on the note or repayment of the principal of the note. Conversely, the holder of that reference stock will have lost 50% of their investment.

Investment Adviser and Management Fee. American Asset Management, Inc. (the “Adviser”), located at 225 NE Mizner Blvd., Suite 540, Boca Raton, FL 33432, serves as the Fund’s investment adviser pursuant to a management agreement with the Fund that has an initial two-year term and is subject to annual renewal thereafter by the Fund’s Board of Trustees (the “Board”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser was formed and commenced operations in 1998. The Adviser is entitled to receive a monthly fee at the annual rate of 2.50% of the Fund’s average daily net assets (the “Management Fee”). The Management Fee is a unitary fee, and therefore the Adviser will pay most operating expenses of the Fund, as described in the management agreement.

Administrator, Accounting Agent and Transfer Agent. Ultimus Fund Solutions, LLC (“UFS”) serves as the administrator, accounting agent and transfer agent of the Fund. See “Management of the Fund.”

Closed-End Interval Fund Structure. Closed-end funds differ from open end management investment companies (commonly referred to as mutual funds) in that closed-end funds do not typically redeem their shares at the option of the shareholder. Rather, closed-end fund shares typically trade in the secondary market via a stock exchange and therefore will not have a secondary market. Unlike many closed-end funds, however, the Fund is an ‘interval” fund whose shares will not be listed on a stock exchange. Instead, the Fund provides limited liquidity to shareholders by offering to repurchase a limited amount of shares (at least 5%) quarterly, which is discussed in more detail below. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. The Fund, similar to a mutual fund, is subject to continuous asset in-flows, but limited out-flows through its quarterly repurchase offers. The Fund offers a single class of shares.

Investor Suitability. An investment in the Fund involves a considerable amount of risk. It is possible that you will lose some or all of your money invested. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be viewed as a complete investment program.

Repurchases of Shares. The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. See “Quarterly Repurchases of Shares.” The first repurchase offer is expected to occur on June, 2023 and will occur no later than two periodic intervals after the effective date of the Fund.

Summary of Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund’s shares. You assume these risks as a result of the Fund’s investments. See “Risk Factors.”

Structured Note Risk. The Fund will primarily invest in structured notes. The structured notes may include investments in structured products, securitizations and other asset-backed securities. Among other risks, the notes (i) are subject to the risks associated with the underlying reference assets; (ii) are highly complex, which may cause disputes as to their terms and impact the valuation and liquidity of such positions; and (iii) often contain significant obstacles to asserting “putback” or similar claims against the notes.

Common Stock Risk. The value of the structured notes held by the Fund will fluctuate based on changes in the value of the underlying reference equity securities or equity indices. Common stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, or market conditions.

Issuer Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

2

Leveraging Risk. The use of leverage, such as borrowing money to finance repurchases, would cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Liquidity Risk. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s structured notes and other investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results.

New Interval Fund Adviser Risk. The Adviser has not previously managed a closed-end fund. As a result, investors do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. Closed-end funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and intends to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must, among other requirements, meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.

Dividend Reinvestment Policy

Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares under the Fund’s dividend reinvestment policy. Shareholders who elect not to participate in the Fund’s dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See “Dividend Reinvestment Policy.”

3

Custodian

Fifth Third Bank, N.A. (“Fifth Third”) serves as the Fund’s custodian. See “Management of the Fund.”

SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases (as a % of the offering price)	None
Early Withdrawal Charges on Shares Repurchased(1) Less Than 24 Months After Purchase (as a % of the original purchase price)	2.00%
Repurchase proceeds processed by wire transfer fee (per wire redemption; deducted directly from account)(1)	$15.00
Annual Expenses (as a percentage of average net assets attributable to shares)
Management Fees (1)	2.50%
Other Expenses	0.25%
Shareholder Servicing Expenses	0.25%
Remaining Other Expenses	0.00%
Acquired Fund Fees and Expenses(2)	0.00%
Total Annual Expenses	2.75%

(1)	Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee except if shares are repurchased within 24 months. However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by Ultimus, currently $15. If the shareholder requests proceeds sent as a check via overnight mail, there is a $25 overnight fee.

(2)	The Management Fee is intended to be a unitary fee, and therefore the Adviser agrees to pay most “Other Expenses” of the Fund. The Adviser agrees to pay all of the operating expenses of the Fund except for 1) portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), 2) taxes, 3) borrowing costs (such as interest and dividend expense on securities sold short), 4) extraordinary expenses any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles, 5) shareholder servicing fees; and 6) any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).

(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund. Acquired fund fees and expenses are estimated for the current fiscal period.

The Summary of Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged from the levels described in the Fund Expenses Table above and accounts for shares earning a 5% annual return:

Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$28.00	$85.00	$145.00	$308.00

The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

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FINANCIAL HIGHLIGHTS

Because the Fund is newly formed and has no performance history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

THE FUND

The Fund is a newly organized, continuously offered, non-diversified closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on May 16, 2022. The Fund’s principal office is located at c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 and its telephone number is 833-997-1109.

USE OF PROCEEDS

The net proceeds of the continuous offering of shares will be invested in accordance with the Fund’s investment objective and policies (as stated below) as soon as practicable after receipt. The Fund will pay its offering expenses incurred with respect to its continuous offering. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund will invest in money market or short-term fixed-income mutual funds.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s investment objective is to seek attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets.

Under normal market conditions, the Fund will seek to provide attractive risk adjusted returns by taking advantage of volatility in the equity markets. The Fund’s adviser seeks to construct a diversified portfolio of structured notes in which the individual portfolio investments do not exhibit significant correlation to each other and do not draw down losses simultaneously. The adviser’s strategy centers around creating optionality by investing in structured notes with different maturity dates) which can generate attractive coupon yields when the underlying reference asset trades within a predetermined price range. Because structured notes can decline a considerable amount and still generate interest and have the principal repaid, we consider these notes to have low to moderate volatility, with low correlation to the stock markets’ risk-adjusted returns. As an example, a stock can decline by 50% without impacting the interest payment on the note or repayment of the principal of the note. Conversely, the holder of that reference stock will have lost 50% of their investment.

The Fund may employ leverage, including borrowing from banks in an amount of up to 10% of the Fund’s assets (defined as net assets plus borrowing for investment purposes). The Fund may borrow money to satisfy repurchase requests from Fund shareholders and to otherwise provide the Fund with temporary liquidity. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time indebtedness occurs. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

The Statement of Additional Information contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Investment Strategy and Criteria Used in Selecting Investments

The Fund seeks to achieve its investment objective through a concentrated alternative investment approach with an emphasis on income generation by investing in structured notes. Under normal market conditions, the Fund will seek to provide attractive risk adjusted returns by taking advantage of volatility in the equity markets. The Adviser seeks to construct a diversified portfolio of structured notes in which the individual portfolio investments do not exhibit significant correlation to each other and do not draw down losses simultaneously. The Adviser’s strategy centers around creating optionality by purchasing structured notes with different maturity dates which can generate attractive coupon yields when the underlying reference asset trades within a predetermined price range. Each investment seeks to generate income while providing a cushion before loss of principal can occur (as discussed below).

The structured notes will typically be issued by banks, or affiliated special purpose vehicles. In structuring a note, the Adviser will choose either individual stocks or a stock index whose closing price on the date the note is issued will be used as a reference point. If, for example, the Fund would select three common stocks in the S&P 500 Index as the reference assets, then on the day the note is issued, the closing price of those three stocks are called the reference points or “strike price”. While the terms of each note will vary, each note will have a contingent fixed rate of interest that will be due either monthly or quarterly, a maturity date, a call date (each of the aforementioned dates are called “observation dates” or “review dates”) and an interest barrier. The interest barrier is the percentage by which each reference strike price can decline without impacting either the structured note’s interest or maturity payment.

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For example, if there is a 50% interest rate barrier, and none of the reference stocks are down by more than 50% from their respective strike price, any payments due on the observation dates will be paid. In the event one or more of the reference stocks are down by more than 50% on the interest observation date, that interest payment will be skipped. If the closing price of all of the reference stocks is greater than the interest barrier on any interest rate observation date the holder of the Note will receive a contingent interest payment with respect to that observation date and any previously unpaid contingent interest payments that were skipped on prior observation dates. The notes can be called if the closing price of all the reference stocks are higher their strike price on any observation date. This is sometimes referred to as the upper limit.

The same 50% interest barrier is used at the maturity date. Provided none of the reference stocks are down by more than 50%, which is only observed on the maturity date, the full amount of the principal will be paid to the Fund as noteholder.

The Fund will be exposed to the depreciation of the least performing of the reference stocks if the final value of any reference stock is less than 50% of its strike price and the note has not been previously called. As an example, if one of the reference stocks has declined by 60% the Fund will only receive 40% of its original investment.

The drawdown relates to how much a reference stock has declined from its strike price on any observation date. The reference stock(s) closing price is only considered on an observation date. The price of the reference stocks at any other time is irrelevant with respect to payments due under the structured note. Furthermore, none of the Fund’s structured note investments will contain embedded leverage features.

Structured notes are primarily issued by the largest banks in the United States, Canada and Europe. Therefore, the structured notes are subject to counterparty risk. The Fund does intend to diversify as much as possible among the banks that issue the notes and the Fund will primarily purchase structured notes from counterparty issuers that are rated investment grade or better (or issuers that are fully guaranteed by an investment grade rated parent company).

The Adviser will invest in structured notes that have individual domestic equity securities, baskets of several equity securities or market indices, such as the S&P 500 Index as their reference assets. The Adviser will use continual back-testing of the drawdown of the stocks in the S&P 500 Index or an index over various time periods up to six and half year rolling periods to determine barriers for each stock or index referenced in the structured note.

The Adviser will screen the individual stocks in the S&P 500, SPX, Dow Jones Industrial Average (INDU), Russell 2000, Stoxx 50 and Stoxx Europe 600 indices over various time periods up to six and a half years to determine their largest drawdown. The Adviser will then use this data to determine the amount of protection needed on each individual note both in terms of principal and interest production. The Adviser will also take into account the valuation of the individual stocks and indices such as price-earnings ratio, current market price versus historical highs and lows and the dividend percentage in determining the appropriate structured notes for the Fund.

Other Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. However, taking a defensive position may not be possible given the illiquid nature of the Fund’s investments. Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio manager are subjective.

The Fund has no current intent to sell securities short. The Fund does not intend to use leverage through issuing preferred shares. However, the Board may decide to issue preferred shares in the future, subject to the asset coverage requirements of the 1940 Act. The Fund may borrow for temporary liquidity, to finance repurchases of its shares, as permitted under the 1940 Act.

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The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100% but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover could result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s Statement of Additional Information.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Portfolio Investments

The Fund may invest in the following types of securities, subject to certain limitations as set forth below. The Fund is under no obligation to invest in any of these securities.

Structured Notes

The Fund invests primarily in structured notes. These instruments are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. Underlying reference assets may include a security or other financial instrument though the Fund primarily invests in structured notes that reference the performance of a particular underlying equity security included in the S&P 500 Index. The Fund may also invest in structured notes that reference the performance of a basket of equity securities or a market index. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including the volatility of the underlying reference asset. The performance results of structured notes will not replicate exactly the performance of the underlying reference asset that the notes seek to replicate due to transaction costs and other expenses. Issuers of structured notes can vary and may include corporations, banks, broker-dealers and limited purpose trusts or other vehicles. Structured notes may be exchange traded or traded OTC and privately negotiated. However, the Fund intends to invest in structured notes issued by banks or their SPVs.

Investments in structured notes involve many of the same risks associated with a direct investment in the underlying reference asset the notes seek to replicate. Structured notes are not derivative instrument; however, they may exhibit features of both fixed income securities and derivatives. The return on a structured note that is linked to a particular underlying reference asset that pays dividends generally is increased to the extent of any dividends paid in connection with the underlying reference asset. However, the holder of a structured note typically does not receive voting rights and other rights as it would if it directly owned the underlying reference asset. In addition, structured notes are subject to counterparty risk, which is the risk that the issuer of the structured note will not fulfill its contractual obligation to complete the transaction with a Fund. Structured notes constitute general unsecured contractual obligations of the issuer of the note and the Fund is relying on the creditworthiness of such issuer and has no rights under a structured note against the issuer of an underlying reference asset. Structured notes involve transaction costs. Structured notes may be considered illiquid.

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund, you should consider carefully the following risks the Fund faces through its investments. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund.

Structured Note Risk. The Fund will primarily invest in structured notes. The structured notes may include investments in structured products, securitizations and other asset-backed securities. Among other risks, the notes (i) are subject to the risks associated with the underlying assets; (ii) will often be leveraged, which will generally magnify the opportunities for gain and risk of loss; (iii) are highly complex, which may cause disputes as to their terms and impact the valuation and liquidity of such positions; and (iv) often contain significant obstacles to asserting “putback” or similar claims against the notes.

Risk of Loss at Maturity. The Notes differ from ordinary debt securities in that the issuer will not necessarily pay the full principal amount of the notes at maturity. If the notes are not called, the issuer will repay the Fund the principal amount of the notes in cash only if the final price of the underlying asset is equal to or greater than the trigger price and will only make such payment at maturity. If the notes are not called and the final price is less than the trigger price, the Fund will be exposed to the negative underlying return and lose a significant portion or all of its initial investment in an amount proportionate to the decline in the price of the underlying asset.

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Contingent Repayment of the Fund’s Principal Applies Only at Maturity. The Fund expects to hold the notes to maturity. If the Fund is able to sell its notes prior to maturity in the secondary market, it may have to sell them at a loss relative to its initial investment even if the then-current underlying asset price is equal to or greater than the trigger price at that time.

The Fund May Not Receive Any Contingent Coupons. The issuer will not necessarily pay periodic contingent coupons on the notes. If the closing price of the underlying asset on an observation date is less than the coupon barrier, the issuer will not pay the Fund the contingent coupon applicable to such observation date. If the closing price of the underlying asset is less than the coupon barrier on each of the observation dates, the issuer will not pay the Fund any contingent coupons during the term of, and you will not receive a positive return on, the notes. Generally, this non-payment of the contingent coupon coincides with a period of greater risk of principal loss on the notes.

The Fund’s Potential Return on the Notes is Limited and It Will Not Participate in any Appreciation of the Underlying Asset. The return potential of the notes is limited to the contingent coupon rate, regardless of the appreciation of the underlying asset. In addition, the total return on the notes will vary based on the number of observation dates on which the requirements of the contingent coupon have been met prior to maturity or an automatic call. Further, if the notes are called due to the automatic call feature, you will not receive any contingent coupons or any other payment in respect of any observation dates after the applicable call settlement date. Since the notes could be called as early as the first observation date, the total return on the Notes could be minimal. If the notes are not called, you will not participate in any appreciation in the price of the underlying asset even though you will be subject to the underlying asset’s risk of decline. As a result, the return on an investment in the notes could be less than the return on a direct investment in the underlying asset.

Higher Contingent Coupon Rates are Generally Associated with a Greater Risk of Loss. Greater expected volatility with respect to the underlying asset reflects a higher expectation as of the trade date that the price of such underlying asset could close below its trigger price on the final valuation date of the notes. This greater expected risk will generally be reflected in a higher contingent coupon rate for that note. However, an underlying asset’s volatility can change significantly over the term of the notes and the price of the underlying asset for your notes could fall sharply, which could result in a significant loss of principal.

Reinvestment Risk. The notes will be called automatically if the closing price of the underlying asset is equal to or greater than the initial price on any observation date. In the event that the notes are called prior to maturity, there is no guarantee that you will be able to reinvest the proceeds from an investment in the notes at a comparable rate of return for a similar level of risk. To the extent you are able to reinvest such proceeds in an investment comparable to the notes, you will incur transaction costs and the original issue price for such an investment is likely to include certain built-in costs such as dealer discounts and hedging costs.

Greater Expected Volatility Generally Indicates an Increased Risk of Loss at Maturity. “Volatility” refers to the frequency and magnitude of changes in the price of the underlying asset. The greater the expected volatility of the underlying asset as of the trade date, the greater the expectation is as of the trade date that the closing price of the underlying asset could be less than the coupon barrier on any observation date and that the final price of the underlying asset could be less than the trigger price on the final valuation date and, as a consequence, indicates an increased risk of loss. However, the underlying asset’s volatility can change significantly over the term of the notes, and a relatively lower coupon barrier and/or trigger price may not necessarily indicate that the notes have a greater likelihood of a return of principal at maturity. You should be willing to accept the downside market risk of the underlying asset and the potential to lose a significant portion or all of your initial investment.

General Credit Risk. The Fund is subject to significant credit risk (i.e., the risk that an issuer or borrower will default in the payment of principal and/or interest on an instrument) in light of its investment strategy. Credit risk also includes the risk that a counterparty to structured note will be unwilling or unable to meet its obligations. Financial strength and solvency of an issuer or borrower are the primary factors influencing credit risk. In addition, degree of subordination, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Investments in stressed or distressed companies inherently have more credit risk than do similar investments in other companies. The degree of credit risk associated with any particular Portfolio Investment or any collateral relating thereto may be difficult or impossible for the Adviser to determine within reasonable standards of predictability. The Adviser also expects to utilize various third parties that hold Fund assets (such as the prime broker) in implementing the Fund’s investment strategy, and the Fund will therefore also be subject to credit risk with respect to such entities.

Credit Risk of the Issuer. The notes are unsubordinated, unsecured debt obligations of the issuer, and are not, either directly or indirectly, an obligation of any third party. Any payment to be made on the notes, including any repayment of principal, depends on the ability of the issuer to satisfy its obligations as they come due. As a result, the actual and perceived creditworthiness of the issuer may affect the market value of the notes and, in the event the issuer were to default on its obligations, you may not receive any amounts owed to you under the terms of the notes and you could lose your entire investment.

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Common Stock Risk. The value of the Fund will fluctuate based on changes in the value of the equity securities which are used as underlying reference assets for the structured notes held by the Fund. Common stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. The risks that are associated with investing in common stock include the financial risk of purchasing individual companies that perform poorly, the risk that the stock markets in which the common stock purchased by the Fund trade may experience periods of turbulence and instability, and the general risk that domestic and foreign economies may go through periods of decline and cycles of change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its services or products. You should be aware that the value of a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s services or products. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations. There are also risks associated with the stock market overall. Over time, stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund’s investments may increase or decrease more than the stock market in general.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Issuer Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leveraging Risk. The use of leverage, such as borrowing money to finance repurchases of its shares, by the Fund will magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results.

New Interval Fund Adviser Risk. The Adviser has not previously managed a closed-end fund. As a result, investors do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. Closed-end funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code.

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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other investments in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts on a daily basis.

In addition, the current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Limited History of Operations Risk. The Fund is a recently organized closed-end management investment company with limited operating history for investors to evaluate. As a result, prospective investors have limited information about the Fund’s track record or history on which to base their investment decision.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Cybersecurity. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

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MANAGEMENT OF THE FUND

Trustees and Officers

The Board is responsible for the overall management of the Fund, including oversight of the duties performed by the Adviser. The Board is comprised of eight Trustees. The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and overseeing the Adviser. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Management of the Fund” in the Statement of Additional Information.

Investment Adviser

American Asset Management, Inc. (the “Adviser”), located at 225 NE Mizner Blvd., Suite 540, Boca Raton, FL 33432, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Advisers Act. The Adviser is a Florida corporation, electing to be taxed as an S-corporation, formed in 1998 for the purpose of advising individuals and institutions.

Under the oversight of the Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, determine which securities should be purchased, sold or exchanged. In addition, the Adviser will supervise and provide oversight of the Fund’s service providers. The Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Adviser will compensate all Adviser personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Management Agreement a fee calculated and payable monthly in arrears at the annual rate of 2.50% of the Fund’s average daily net assets during such period (the “Management Fee”).

The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection.

A discussion regarding the basis for the Board’s approval of the Fund’s Investment Management Agreement will be available in the Fund’s Semi-Annual Report to shareholders for the fiscal period ending March 31, 2023.

Portfolio Manager

Mr. Julian Rubinstein, Founder Chief Executive Officer, Chief Investment Officer, and President of American Asset Management, Inc., is the Fund’s portfolio manager.

Mr. Rubinstein is an Investment Advisor Representative with over 20 years of business and investment management experience. Mr. Rubinstein’s career includes the founding of the largest manufacturer of shower stalls and laundry/utility sinks in the United States (American Shower & Bath, Corp.) and then selling the company to Masco Corporation, a Fortune 500 company (MAS; NYSE), five years of executive management and mergers and acquisitions work with MASCO and participation as the operational partner at Sun Capital Partners, one of the largest private equity firms in the United States. Mr. Rubinstein has been advising individuals and corporations on their investments and 401(k) plans since 1998.

The Statement of Additional Information provides additional information about the Fund’s portfolio manager’s compensation, other accounts managed and ownership of Fund shares.

Administrator, Accounting Agent and Transfer Agent

Ultimus Fund Solutions, LLC, located at P.O. Box 541150, Omaha, Nebraska 68154, serves as Administrator, Accounting Agent and Transfer Agent.

UFS receives the following fees under a Master Services Agreement with the Fund and Adviser: for administrative services, the Adviser pays UFS an annual fund administration fee that includes a fixed rate and an asset based fee. The Fund also pays UFS for any out-of-pocket expenses; for accounting services the Fund pays UFS a minimum annual fee  or an asset-based fee, plus out-of-pocket expenses; for transfer agent services, the Adviser pays UFS and transfer agent per account fee per account. UFS is reimbursed for any out-of-pocket expenses.

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Custodian

Fifth Third Bank, N.A., with principal offices at 38 Fountain Square Plaza, Cincinnati, OH 45263 serves as custodian for the securities and cash of the Fund’s portfolio. Under a Custody Agreement, Fifth Third holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Adviser is obligated to pay expenses associated with providing the services stated in the Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Adviser would be obligated to pay the fees of any Trustee of the Fund affiliated with it.

UFS is obligated to pay expenses associated with providing the services contemplated by the Master Services Agreement (administration, accounting and transfer agent), including compensation of and office space for its officers and employees and administration of the Fund.

The Fund typically would pay certain expenses incurred in the operation of the Fund. However, the Management Fee is intended to be a unitary fee, and therefore the Adviser agrees to pay most “Other Expenses” of the Fund. The Adviser agrees to pay all of the operating expenses of the Fund except for 1) portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), 2) taxes, 3) borrowing costs (such as interest and dividend expense on securities sold short), 4) extraordinary expenses any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles, and 5) shareholder servicing fees. The Fund will pay any expenses incurred in the operation of the Fund which are not covered under the unitary fee. All organizational expenses of the Fund will be paid by the Adviser in accordance with its unitary fee.

The shares of the Fund are subject to a monthly shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund.

The Management Agreement authorizes the Adviser to select brokers or dealers to arrange for the purchase and sale of Fund securities, including principal transactions.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this prospectus, Julian Rubinstein is the sole shareholder of record that owned more than 25% of the outstanding shares of the Fund.

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time). The shares are offered at NAV. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the fair value team may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of the Fund’s Portfolio Manager.

The fair value team will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. The Pricing & Liquidity Committee of the Board will review any securities fair valued in accordance with the Fund’s valuation policies. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

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Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.

CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”, if any). The Adviser has adopted policies and procedures and has structured its portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

QUARTERLY REPURCHASES OF SHARES

The first repurchase offer is expected to occur in June, 2023 and will occur no later than two periodic intervals after the effective date of the Fund. Thereafter, once each quarter, the Fund will offer to repurchase at net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the “Repurchase Request Deadline,” which is the date the repurchase offer ends. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline is generally 30 days, but may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

Determination of Repurchase Offer Amount

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

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If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

Notice to Shareholders

Approximately 30 days (but no less than 21 days and more than 42 days) before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”). The Shareholder Notification will contain information shareholders should consider in deciding whether or not to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. You may call 833-997-1109 to learn the NAV. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer.

Early Withdrawal Charge

Shareholders who tender for repurchase of their shares such that they will have been held less than 24 months after purchase, as of the time of repurchase, will be subject to an early withdrawal charge of 2.00% of the original purchase price. The Distributor may waive the imposition of the early withdrawal charge in the following situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the early withdrawal charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

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Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline. The Board has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund’s NAV.

Repurchase of the Fund’s shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. Shareholders have no rights to redeem or transfer their shares, other than limited rights of a shareholder’s descendants to redeem shares in the event of such shareholder’s death pursuant to certain conditions and restrictions. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Quarterly Distribution Policy

The Fund intends to make a dividend distribution each quarter to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The dividend rate may be modified by the Board from time to time. If, for any quarterly distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then assets of the Fund will be sold and the difference will generally be a tax-free return of capital distributed from the Fund’s assets. Return of capital represents a return of your original investment and is not generated from the Fund’s investment income profits. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain. The initial distribution will be declared on a date determined by the Board. If the Fund’s investments are delayed, the initial distribution may consist principally of a return of capital.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See “Dividend Reinvestment Policy.”

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. A return of capital constitutes a return of a shareholder’s original investment. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

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The Board reserves the right to change the quarterly distribution policy from time to time.

DIVIDEND REINVESTMENT POLICY

The Fund will operate under a dividend reinvestment policy administered by UFS (the “Agent”). Pursuant to the policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent in writing at Peak Income Plus Fund, c/o Ultimus Fund Services, LLC, overnight address: 4221 N. 203rd St., Suite 100, Elkhorn, NE 68022 or via regular mail at: P.O. Box 541150, Omaha, Nebraska 68154. Such written notice must be received by the Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share.

The Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Agent will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “U.S. Federal Income Tax Matters.”

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Agent at Peak Income Plus Fund, c/o Ultimus Fund Services, LLC, overnight address: 4221 N. 203rd St., Suite 100, Elkhorn, NE 68022 or via regular mail at: P.O. Box 541150, Omaha, Nebraska 68154. Certain transactions can be performed by calling the toll-free number 833-997-1109.

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U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund elected to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.

The Fund intends to make distributions of investment company taxable income after payment of the Fund’s operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund’s investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of the Fund’s net capital gains (“capital gain dividends”), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund’s taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Cost Basis Reporting

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the Internal Revenue Service on Shareholders’ Consolidated Form 1099s when “covered” securities are sold. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific Shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered Shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on May 16, 2022. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest only if the Adviser and Fund obtain appropriate exemptive relief. The Trustees have authorized an unlimited number of shares of the Fund. The Fund does not intend to hold annual meetings of its shareholders.

Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers a single class of shares of beneficial interest. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.”

Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the Fund. See “Dividend Reinvestment Policy.” The 1940 Act may limit the payment of dividends to the holders of shares.

All shares of the Fund have the same rights and are identical in all material respects. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid and non-assessable when issued and have no pre-emptive, conversion or exchange rights.

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Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund’s transfer agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Fund’s transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. UFS will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

Derivative actions by shareholders

The Declaration of Trust prohibits a shareholder from bringing a derivative or similar action or proceeding in the right of the Trust to recover a judgment in its favor (a “Derivative Action”) only if certain conditions are met. These included, each complaining shareholder was a shareholder of the Fund, or affected class at the time the demand is made, prior to the commencement of such Derivative Action, the complaining shareholders have made a written demand on the Trustees requesting that the Trustees cause the Trust to file the action itself on behalf of the Fund or affected class, which demand (A) shall be executed by or on behalf of no less than three complaining shareholders who together hold not less than ten percent (10%) of the outstanding shares of the Fund or affected class, none of which shall be related to (by blood or by marriage) or otherwise affiliated with any other complaining shareholder (other than as shareholders of the Trust); the Board is given a “reasonable amount of time” to consider and investigate the request. However, the foregoing conditions related to number of shareholders and notice to the Board shall not apply to shall not apply to claims arising under the federal securities laws.

PLAN OF DISTRIBUTION

Ultimus Fund Distributors, LLC (the “Distributor”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 is serving as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a reasonable efforts basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at NAV. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares. In reliance on Rule 415, the Fund intends to offer to sell an unlimited number of its shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares. Distributor, as agent for the Fund, undertakes to sell Shares on a reasonable efforts basis only against orders therefor. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.

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The Adviser or its affiliates, in the Adviser’s discretion and from their own resources, may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the “Additional Compensation”). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker’s or dealer’s registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker’s or dealer’s registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer or determined in some other manner. The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments. Additionally, the Adviser or its affiliates pay a servicing fee to the Distributor and to other selected securities dealers and other financial industry professionals for providing ongoing broker-dealer services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.

The Fund and the Adviser have agreed to indemnify, defend, and protect the Distributor and hold the Distributor harmless from and against any actions, suits, claims, losses, damages, liabilities, and reasonable costs, charges, expenses arising directly or indirectly out of the indemnifying party’s 1) failure to exercise the standard of care set forth in the distribution agreement, unless such losses were cause in part by the Distributor’s own willful misfeasance, bad faith or gross negligence; 2) any violation of applicable law by the indemnifying party or its affiliated persons; and 3) any material breach of the distribution agreement by the indemnifying party. The distribution agreement further limits the Distributor’s liability under certain circumstances. The Distributor may, from time to time, engage in transactions with or perform services for the Adviser and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Adviser purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

PURCHASE TERMS

Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Services, LLC, the Fund’s administrator. The returned check and stop payment fee is currently $25. Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business and the Fund calculates NAV, will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to Peak Income Plus Fund to:

Peak Income Plus Fund
c/o Ultimus Fund Services, LLC
P.O. Box 541150

Omaha, NE 68154

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

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The transfer agent will charge a $25.00 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the transfer agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the transfer agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of the Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 833-997-1109 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: Ultimus Fund Solutions, LLC
Account #: (number provided by calling toll-free number above)
Further Credit:
Peak Income Plus Fund
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact UFS to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund, and its agents, including the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 833-997-1109 for more information about the Fund’s Automatic Investment Plan.

By Telephone

Investors may purchase additional shares of the Fund by calling 833-997-1109. If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern Time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, UFS will verify certain information on each account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call UFS at 833-997-1109 for additional assistance when completing an application.

If UFS does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

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Shareholder Service Expenses

The Fund has adopted a “Shareholder Services Plan” under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Shareholder Services Plan, the Fund may incur expenses on an annual basis equal to 0.25% of its average net assets.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Thompson Hine LLP, 312 Walnut St., Suite 2000, Cincinnati, OH 45202.

REPORTS TO SHAREHOLDERS

The Fund will send to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. Once implemented, a shareholder must call 1-877-803-6583 to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP is the independent registered public accounting firm for the Fund and will audit the Fund’s financial statements. BBD, LLP is located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103.

ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-265380). The complete Registration Statement may be obtained from the SEC at www.sec.gov. See the cover page of this Prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

21

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	1
Investment Objective and Policies	2
Repurchases and Transfers of Shares	4
Management of the Fund	10
Codes of Ethics	17
Proxy Voting Policies and Procedures	17
Control Persons and Principal Holders	18
Investment Advisory and Other Services	18
Portfolio Manager	19
Allocation of Brokerage	20
Tax Status	20
Other Information	24
Independent Registered Public Accounting Firm	25
Financial Statements	25

22

PRIVACY NOTICE

May 2022
FACTS	WHAT DOES PEAK INCOME PLUS FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	▪ Social Security number ▪ Assets ▪ Retirement Assets ▪ Transaction History ▪ Checking Account Information	▪ Purchase History ▪ Account Balances ▪ Account Transactions ▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Peak Income Plus Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Peak Income Plus Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 833-997-1109

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Who we are
Who is providing this notice?	Peak Income Plus Fund

What we do
How does Peak Income Plus Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Peak Income Plus Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Peak Income Plus Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Peak Income Plus Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Peak Income Plus Fund doesn’t jointly market.

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PROSPECTUS

Peak Income Plus Fund
(PIPFX)

[December __], 2022

Investment Adviser

American Asset Management, Inc.

All dealers that buy, sell or trade the Fund’s shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund’s Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

Peak Income Plus Fund

(PIPFX)

Principal Executive Offices

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

1--833-997-1109

[December __], 2022

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI should be read in conjunction with the prospectus of Peak Income Plus Fund, dated [December __, 2022] (the “Prospectus”), as it may be supplemented from time to time. The Prospectus is hereby incorporated by reference into this SAI (legally made a part of this SAI). Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus. This SAI does not include all information that a prospective investor should consider before purchasing the Fund’s securities.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this SAI is truthful or complete. Any representation to the contrary is a criminal offense.

You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing any of the Fund’s securities. A copy of the Prospectus may be obtained without charge by calling the Fund toll-free at 833-997-1109 or by visiting http://www.peakincomeplusfund.com. Information on the website is not incorporated herein by reference. The Fund’s filings with the SEC also are available to the public on the SEC’s website at www.sec.gov. Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

TABLE OF CONTENTS

General Information and History	1
Investment Objective and Policies	2
Repurchases and Transfers of Shares	4
Management of the Fund	10
Codes of Ethics	17
Proxy Voting Policies and Procedures	17
Control Persons and Principal Holders	18
Investment Advisory and Other Services	18
Portfolio Manager	19
Allocation of Brokerage	20
Tax Status	20
Other Information	24
Independent Registered Public Accounting Firm	25
Financial Statements	25

GENERAL INFORMATION AND HISTORY

The Peak Income Plus Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund (the “Fund” or the “Trust”). The Fund was organized as a Delaware statutory trust on May 16, 2022. The Fund’s principal office is located at c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246, and its telephone number is 833-997-1109. The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with the Fund’s investment strategies, are set forth in the Prospectus. Certain additional investment information is set forth below.

The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid and non-assessable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund’s Board of Trustees (the “Board”) may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

American Asset Management, Inc (the “Adviser”) serves as the Fund’s investment adviser.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

The Fund’s investment objective is to seek attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets.

Fundamental Policies

The Fund’s stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund (the shares), are listed below. For the purposes of this SAI, “majority of the outstanding voting securities of the Fund” means the vote, at an annual or special meeting of shareholders, duly called, (a) of 67% or more of the shares present at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or (b) of more than 50% of the outstanding shares, whichever is less. The Fund may not:

(1) Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any). The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

(2) Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33-1/3% of the value of the Fund’s total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund’s total assets).

(3) Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”) in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public) to the extent permitted by the 1940 Act.

(4) Invest 25% or more of the market value of its assets in the securities of companies or entities engaged in any one industry or group of industries. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

(5) Purchase or sell real estate or interests in real estate or real estate mortgage loans. This limitation is not applicable to investments in securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

(6) Purchase or sell commodities, commodity contracts, including commodity futures contracts, unless acquired as a result of ownership of securities or other investments, except that the Fund may invest in securities or other instruments backed by or linked to commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

(7) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

In addition, the Fund has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% of the shares outstanding at net asset value (“NAV”) less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th is not a business day.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

Certain Portfolio Securities and Other Operating Policies

No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful. The Adviser is responsible for allocating the Fund’s assets among various alternative investment strategies, subject to policies adopted by the Board. Additional information regarding the types of securities and financial instruments in which the Fund may invest are set forth below.

Money Market Instruments

The Fund may invest, for defensive purposes or otherwise, some or all of their assets in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. In addition, the Fund may invest in these instruments pending allocation of its respective offering proceeds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation and repurchase agreements.

When-Issued, Delayed Delivery and Forward Commitment Securities

To reduce the risk of changes in securities prices and interest rates, the Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis.  This means that delivery and payment occur a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are determined when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund may, if it is deemed advisable, sell the securities after it commits to a purchase but before delivery and settlement takes place.

Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes (either real or anticipated) in the level of interest rates.  Purchasing securities on a when-issued or delayed delivery basis can present the risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when the Fund is fully, or almost fully invested, results in a form of leverage and may cause greater fluctuation in the value of the net assets of the Fund. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered, and that the purchaser of securities sold by the Fund on a forward basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

Repurchases and Transfers of Shares

Repurchase Offers

The Board has adopted a resolution setting forth the Fund’s fundamental policy that it will conduct quarterly repurchase offers (the “Repurchase Offer Policy”). The Repurchase Offer Policy sets the interval between each repurchase offer at one quarter and provides that the Fund shall conduct a repurchase offer each quarter (unless suspended or postponed in accordance with regulatory requirements). The Repurchase Offer Policy also provides that the repurchase pricing shall occur not later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day. The Fund’s Repurchase Offer Policy is fundamental and cannot be changed without shareholder approval. The Fund may, for the purpose of paying for repurchased shares, be required to liquidate portfolio holdings earlier than the Adviser would otherwise have liquidated these holdings. Such liquidations may result in losses and may increase the Fund’s portfolio turnover.

Repurchase Offer Policy Summary of Terms:

1.	The Fund will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act, as that rule may be amended from time to time.

2.	The repurchase offers will be made in January, April, July, and October of each year.

3.	The Fund must receive repurchase requests submitted by shareholders in response to the Fund’s repurchase offer within 30 days of the date the repurchase offer is made (or the preceding business day if the New York Stock Exchange is closed on that day) (the “Repurchase Request Deadline”).

4.	The maximum time between the Repurchase Request Deadline and the next date on which the Fund determines the net asset value applicable to the purchase of shares (the “Repurchase Pricing Date”) is 14 calendar days (or the next business day if the fourteenth day is not a business day).

The Fund may not condition a repurchase offer upon the tender of any minimum amount of shares. The Fund may deduct from the repurchase proceeds only a repurchase fee that is paid to the Fund and that is reasonably intended to compensate the Fund for expenses directly related to the repurchase. A shareholder who tenders for repurchase of the shares during the first 730 days following such shareholder’s initial capital contribution, such that they are repurchased after being held less than 730 days, will be subject to a fee of 2.00% of the value of the original purchase price of the shares repurchased by the Fund (an “Early Withdrawal Charge”). The Distributor may waive the imposition of the early withdrawal charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

Procedures: All periodic repurchase offers must comply with the following procedures:

Repurchase Offer Amount: Each quarter, the Fund may offer to repurchase at least 5% and no more than 25% of the outstanding shares of the Fund on the Repurchase Request Deadline (the “Repurchase Offer Amount”). The Board shall determine the quarterly Repurchase Offer Amount.

Shareholder Notification: Thirty days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”) providing the following information:

1.	A statement that the Fund is offering to repurchase its shares from shareholders at net asset value.

2.	Any fees applicable to such repurchase, if any.

3.	The Repurchase Offer Amount.

4.	The dates of the Repurchase Request Deadline, Repurchase Pricing Date, and the date by which the Fund must pay shareholders for any shares repurchased (which shall not be more than seven days after the Repurchase Pricing Date) (the “Repurchase Payment Deadline”).

5.	The risk of fluctuation in net asset value between the Repurchase Request Deadline and the Repurchase Pricing Date, and the possibility that the Fund may use an earlier Repurchase Pricing Date.

6.	The procedures for shareholders to request repurchase of their shares and the right of shareholders to withdraw or modify their repurchase requests until the Repurchase Request Deadline.

7.	The procedures under which the Fund may repurchase such shares on a pro rata basis if shareholders tender more than the Repurchase Offer Amount.

8.	The circumstances in which the Fund may suspend or postpone a repurchase offer.

9.	The net asset value of the shares computed no more than seven days before the date of the notification and the means by which shareholders may ascertain the net asset value thereafter.

10.	The market price, if any, of the shares on the date on which such net asset value was computed, and the means by which shareholders may ascertain the market price thereafter.

The Fund must file Form N-23c-3 (“Notification of Repurchase Offer’’) and three copies of the Shareholder Notification with the Securities and Exchange Commission (“SEC”) within three business days after sending the notification to shareholders.

Notification of Beneficial Owners: Where the Fund knows that shares subject of a repurchase offer are held of record by a broker, dealer, voting trustee, bank, association or other entity that exercises fiduciary powers in nominee name or otherwise, the Fund must follow the procedures for transmitting materials to beneficial owners of securities that are set forth in Rule 14a-13 under the Securities Exchange Act of 1934.

Repurchase Requests: Repurchase requests must be submitted by shareholders by the Repurchase Request Deadline. The Fund shall permit repurchase requests to be withdrawn or modified at any time until the Repurchase Request Deadline, but shall not permit repurchase requests to be withdrawn or modified after the Repurchase Request Deadline.

Repurchase Requests in Excess of the Repurchase Offer Amount: If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund shall repurchase the shares tendered on a pro rata basis. This policy, however, does not prohibit the Fund from:

1.	Accepting all repurchase requests by persons who own, beneficially or of record, an aggregate of not more than 100 shares and who tender all of their shares for repurchase, before prorating shares tendered by others, or

2.	accepting by lot shares tendered by shareholders who request repurchase of all shares held by them and who, when tendering their shares, elect to have either (i) all or none or (ii) at least a minimum amount or none accepted, if the Fund first accepts all shares tendered by shareholders who do not make this election.

Suspension or Postponement of Repurchase Offers: The Fund shall not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the Board, including a majority of the Trustees who are not interested persons of the Fund, and only:

1.	If the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”);

2.	If the repurchase would cause the shares that are the subject of the offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

3.	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary week-end and holiday closings, or during which trading in such market is restricted;

4.	For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

5.	For such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

If a repurchase offer is suspended or postponed, the Fund shall provide notice to shareholders of such suspension or postponement. If the Fund renews the repurchase offer, the Fund shall send a new Shareholder Notification to shareholders.

Computing Net Asset Value: The Fund’s current net asset value (“NAV”) per share shall be computed no less frequently than weekly, and daily on the five business days preceding a Repurchase Request Deadline, on such days and at such specific time or times during the day as set by the Board. Currently, the Board has determined that the Fund’s NAV per share shall be determined daily following the close of the New York Stock Exchange. The Fund’s NAV per share need not be calculated on:

1.	Days on which changes in the value of the Fund’s portfolio securities will not materially affect the current NAV per share;

2.	days during which no order to purchase shares is received, other than days when the NAV per share would otherwise be computed; or

3.	customary national, local, and regional business holidays described or listed in the Prospectus.

Liquidity Requirements: From the time the Fund sends a Shareholder Notification to shareholders until the Repurchase Pricing Date, a percentage of the Fund’s assets equal to at least 100% of the Repurchase Offer Amount (the “Liquidity Amount”) shall consist of assets that individually can be sold or disposed of in the ordinary course of business, at approximately the price at which the Fund has valued the investment, within a period equal to the period between a Repurchase Request Deadline and the Repurchase Payment Deadline, or of assets that mature by the next Repurchase Payment Deadline. This requirement means that individual assets must be salable under these circumstances. It does not require that the entire Liquidity Amount must be salable. In the event that the Fund’s assets fail to comply with this requirement, the Board shall cause the Fund to take such action as it deems appropriate to ensure compliance.

Liquidity Policy: The Board may delegate day-to-day responsibility for evaluating liquidity of specific assets to the Adviser, but shall continue to be responsible for monitoring the Adviser’s performance of its duties and the composition of the portfolio. Accordingly, the Board has approved this policy that is reasonably designed to ensure that the Fund’s portfolio assets are sufficiently liquid so that the Fund can comply with its fundamental policy on repurchases and comply with the liquidity requirements in the preceding paragraph.

1.	In evaluating liquidity, the following factors are relevant, but not necessarily determinative:

(a)	The frequency of trades and quotes for the security;

(b)	the number of dealers willing to purchase or sell the security and the number of potential purchasers;

(c)	dealer undertakings to make a market in the security;

(d)	the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offer and the mechanics of transfer); and

(e)	the size of the Fund’s holdings of a given security in relation to the total amount of outstanding of such security or to the average trading volume for the security.

2.	If market developments impair the liquidity of a security, the Adviser should review the advisability of retaining the security in the portfolio. The Adviser should report to the basis for its determination to retain a security at the next Board of Trustees meeting.

3.	The Board shall review the overall composition and liquidity of the Fund’s portfolio on a quarterly basis.

4.	These procedures may be modified as the Board deems necessary.

Registration Statement Disclosure: The Fund’s registration statement must disclose its intention to make or consider making such repurchase offers.

Annual Report Disclosure: The Fund shall include in its annual report to shareholders the following:

1.	Disclosure of its fundamental policy regarding periodic repurchase offers.

2.	Disclosure regarding repurchase offers by the Fund during the period covered by the annual report, which disclosure shall include:

a.	the number of repurchase offers,

b.	the repurchase offer amount and the amount tendered in each repurchase offer, and

c.	the extent to which in any repurchase offer the Fund repurchased stock pursuant to the procedures in paragraph (b)(5) of this section.

Advertising: The Fund, or any underwriter for the Fund, must comply, as if the Fund were an open-end company, with the provisions of Section 24(b) of the 1940 Act and the rules thereunder and file, if necessary, with FINRA or the SEC any advertisement, pamphlet, circular, form letter, or other sales literature addressed to or intended for distribution to prospective investors.

Involuntary Repurchases

The Fund may, at any time, repurchase at net asset value shares held by a shareholder, or any person acquiring shares from or through a shareholder, if: the shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy or incompetency of a shareholder; ownership of the shares by the shareholder or other person will cause the Fund to be in violation of, or require registration of the shares, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; continued ownership of the shares may be harmful or injurious to the business or reputation of the Fund or may subject the Fund or any shareholders to an undue risk of adverse tax or other fiscal consequences; the shareholder owns shares having an aggregate net asset value less than an amount determined from time to time by the Trustees; or it would be in the interests of the Fund, as determined by the Board, for the Fund to repurchase the shares. The Adviser may tender for repurchase in connection with any repurchase offer made by the Fund shares that it holds in its capacity as a shareholder. Any such repurchases will be conducted consistently with the requirements of Rule 23c-2 under the 1940 Act.

Transfers of Shares

No person may become a substituted shareholder without the written consent of the Board, which consent may be withheld for any reason in the Board’s sole and absolute discretion. Shares may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a shareholder or (ii) with the written consent of the Board, which may be withheld in its sole and absolute discretion. The Board may, in its discretion, delegate to the Adviser its authority to consent to transfers of shares. Each shareholder and transferee is required to pay all expenses, including attorneys and accountants fees, incurred by the Fund in connection with such transfer.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process. This team is composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Standards For Fair Value Determinations. As a general principle, the fair value of a security is the amount that a Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Fund’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties; and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination. The Board meets at least quarterly to consider the valuations provided by the fair value team and ratify valuations for the applicable securities. The Board considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

MANAGEMENT OF THE FUND

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), each as amended from time to time, which have been filed with the SEC and are available upon request. The Board consists of eight individuals, one of whom is an “interested persons” (as defined under the 1940 Act) of the Trust, the Adviser, or the Trust’s distributor (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President/ Principal Executive Officer, a Secretary, and a Treasurer / Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Kenneth G.Y. Grant – Mr. Grant, an Independent Trustee of the Trust since its inception in 2022, currently serves as Chairman of the Board. Mr. Grant has over 40 years of executive leadership experience, founding and leading multiple financial services firms. Previously, he was an Executive Vice President of a retirement benefit plan administrator, and a Director, Executive Vice President and Chief Officer Corporate Development for a trust company that sponsors private investment product. He was also a Director, Executive Vice President and Chief Officer Corporate Development for a firm administering more than US$1 trillion in global pension, endowment, corporate, public and other commingled assets. He was also an Executive Vice President of a retirement association serving multiple employers. Mr. Grant is a Trustee and member of the Presbytery of Boston, Presbyterian Church (USA), Chair of the Investment Committee of the Massachusetts Council of Churches and previously a member of the Board, Lift Up Africa. He is a member, Dean’s Advisory Board, Boston University School of Theology and a Director, Oceana Palms Condominium Association, Inc. Mr. Grant has been a Director of Standpoint Multi-Asset (Cayman) Fund, Ltd. since 2019. He has been an Independent Trustee of the Unified Series Trust since 2008, currently serves as Chairman its Governance & Nominating Committee, and served as Chairman of the Board of Unified Series Trust from January 2017 to May 2022. He has a B.A. in Psychology from Syracuse University, a ThM in Theology and Ethics from Boston University and a M.B.A. from Clark University. Mr. Grant was selected to serve as a Trustee based primarily on his experience in investment and trust product development and administration, and financial service and retirement plan management.

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2022 and currently serves as Chairman of the Audit Committee and the Governance & Nominating Committee of the Board. He has also served as trustee of four other registered investment companies. From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company. From 2002 to 2017 he served as CEO of various multi-national companies. Mr. Condon has been an Independent Trustee of Unified Series Trust since its inception in 2002 and currently serves as Chairman of its Board of Trustees. Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University. He also received his registered Professional Engineer license. Mr. Condon was selected as Trustee based on his over 22 years of international business experience.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2022. He also has served as trustee of three other registered investment companies. Since 1989, he has served as a director, vice president and general counsel of Thoroughbred Energy and Traxx, a company that previously owned and operated convenience stores. Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company. He also is a Director of First State Bank of the Southeast and its holding company, as well as a member of its Directors’ Loan Committee, Audit Committee, and Personnel Committee. Mr. Tritschler is a Director of Mountain Valley Insurance Company, a Member of the Executive Board of The Lexington Chamber of Commerce, a Member of the Board of the Hartland Executive Home Owners’ Association, and a member of the Advisory Board for the Baldwin-Wallace University School of Business. Mr. Tritschler has been a Director of Standpoint Multi-Asset (Cayman) Fund, Ltd. since 2020. He has been an Independent Trustee of the Unified Series Trust since its inception in 2002 and currently serves as the Chairman of its Audit Committee. Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace University and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

Freddie Jacobs Jr. – Mr. Jacobs has been a Trustee of the Trust since its inception 2022, and currently serves as the Chief Operating Officer and Chief Risk Officer for Northeast Retirement Systems, LLC (NRS) and its subsidiary Global Trust Company (GTC). As Chief Operating Officer, Mr. Jacobs is responsible for the company’s Operational Services and Technology team. As Chief Risk Officer, Mr. Jacobs is responsible for the company’s overall compliance, risk and fund accounting and finance functions. He has over 25 years of experience in the mutual fund industry. Mr. Jacobs currently serves as a Trustee and Member of the Finance Committee for Buckingham Browne & Nichols. He is Chairman of the board for the Crispus Attucks Fund. Prior to joining NRS in 2013 Mr. Jacobs spent two years at JP Morgan where he was responsible for the 40' Act Compliance Reporting Services Team and four years with State Street Bank as a Risk Manager for Investor Services. Prior to State Street's acquisition of Investors Bank and Trust (IBT) Mr. Jacobs was the Director of Operational Risk and Compliance for Mutual Fund Administration at IBT. Mr. Jacobs began his career as an auditor at Arthur Andersen and later worked at U.S. Bancorp Fund Services as an AVP in Fund Administration. Mr. Jacobs has been an Independent Trustee of the Unified Series Trust since September 2022. Mr. Jacobs graduated from Hampton University with a Bachelor's degree in Accounting. He is a Certified Public Accountant licensed in Wisconsin.

Catharine Barrow McGauley – Ms. McGauley has been an Independent Trustee of the Trust since its inception in 2022. She has over 20 years of financial services industry experience which includes institutional and individual portfolio management, securities research, and risk management. She currently serves as lead portfolio manager for Atlantic Charter Insurance (ACI), one of Massachusetts’ leading workers’ compensation insurers. Ms. McGauley also currently serves as an investment adviser for a family office and senior analyst/advisor for a large real estate company in Boston and related family. Prior to joining ACI in 2010, Ms. McGauley spent two years as an investment advisor at JP Morgan where she managed over $100 million of investments for high net worth clients. She also spent four years as a portfolio manager with Wilmington Trust/Bigham Legg Advisors where she was a voting member of the firm’s investment committee whose responsibility was to determine the core strategic and tactical allocation of assets in client accounts. In addition, she is an active investment committee member for several charities. Ms. McGauley has been an Independent Trustee of the Unified Series Trust since September 2022.

David R. Carson – Mr. Carson has been a Trustee of the Trust since its inception 2022. Since 2013, Mr. Carson has been a Senior Vice President and Vice President of Client Strategies at Ultimus Fund Solutions, LLC, the Trust’s current administrator. Mr. Carson served in other capacities, including chief compliance officer and chief operations officer, for other registered investment companies from 1994 to 2013. He has been an Interested Trustee of Unified Series Trust since 2020 and served as its President from 2016 until August 2021.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is P.O. Box 541150, Omaha, Nebraska 68154.

Trustees

Name, Address and Year of Birth	Position/Term of Office*	(Current) Principal Occupation During the Past Five Years and Other Directorships	(Previous) Occupations and Directorships During Last Five Years
Kenneth G.Y. Grant (1949)	Chairman; Independent Trustee since May 2022	Independent Trustee, Unified Series Trust (2008 - present); Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2019 – present); Director, Advisors Charitable Gift Fund (2020 - present), a Donor Advised Fund.

EVP, Benefit Plans Administrative Services, Inc., provider of retirement benefit plans administration (2019 – 2020); Director, Northeast Retirement Services (NRS) LLC, a transfer agent and fund administrator; and Director, Global Trust Company (GTC), a non-depository trust company sponsoring private investment product (2003 – 2019); EVP, NRS (2003 – 2019); GTC, EVP (2008 – 2019); EVP, Savings Banks Retirement Association (2003 – 2019), provider of qualified retirement benefit plans.

Trustee of Unified Series Trust (since 2017) and Chairman (January 2017 - May 2022)

Daniel J. Condon (1950)	Independent Trustee since May 2022	Chairman of Unified Series Trust (May 2022 – present); Independent Trustee (December 2002 - present); Retired (2017 - present).	Trustee of Unified Series Trust (since 2017); Chairman of the Audit Committee and the Governance & Nominating Committee (May 2020 to May 2022).
Ronald C. Tritschler (1952)	Independent Trustee since May 2022	Independent Trustee of Unified Series Trust (January 2007 –present) and Chairman of the Audit Committee (May 2022 – present); Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company (2001 – present); Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2020 – present); Director of the First State Bank of the Southeast (June 2000 – present).	Trustee of Unified Series Trust (2007 – present)
Catharine Barrow McGauley (1977)	Independent Trustee since May 2022	Independent Trustee of Unified Series Trust (September 2022 – present); Lead Portfolio Manager of Atlantic Charter Insurance, a workers’ compensation insurer, (2010 – present); Investment Adviser for a Family Office (2015 – present); Senior Analyst/Advisor for a Boston real estate company and related family (2010 – present).	Trustee of Unified Series Trust (September, 2022 – present)

Freddie Jacobs Jr. (1970)	Independent Trustee since May 2022	Independent Trustee of Unified Series Trust (September 2022 – present); Chief Operating Officer and Chief Risk Officer Northeast Retirement Services, LLC (NRS)and its subsidiary Global Trust Company (GTC). NRS is a transfer agent and fund administrator; GTC is a non-depository trust company sponsoring private investment products (2021- present);

Senior Risk Officer of NRS & GTC (2013 – 2021); Trustee of Buckingham Browne & Nichols (BBN), Member of the Finance Committee, BBN (2017 – present); Board of Directors Sportsmens Tennis and Enrichment Center (2019-present); Chairman of the Board of Crispus Attucks Fund (2020– present); Board Member of Camp Harbor View (2020 – present).

Trustee of Unified Series Trust (September, 2022 – present)

David R. Carson (1958)	Interested Trustee since May 2022	Senior Vice President Client Strategies of Ultimus Fund Solutions, LLC (2013 – present); and President of Unified Series Trust (January 2016 to August 2021).	Interested Trustee of Unified Series Trust (since 2020); Interested Trustee of Ultimus Managers Trust (2020 – present).

Officers

Name, Address*, (Year of Birth), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years
Zachary P. Richmond (1980) Treasurer and Chief Financial Officer since May, 2022	Current: Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC, since 2015.
Martin R. Dean (1963) President since May, 2022	Current: Senior Vice President, Head of Fund Compliance of Ultimus Fund Solutions, LLC, since 2016.
Gweneth K. Gosselink (1955) Chief Compliance Officer since May, 2022	Current: Assistant Vice President, Compliance Officer of Ultimus Fund Solutions, LLC, since 2019. Previous: Chief Operating Officer and CCO at Miles Capital, Inc. (2013 – 2019).
Stacey A. Havens (1965) Relationship Manager since May, 2022	Current: Assistant Vice President, Relationship Management for Ultimus Fund Solutions, LLC, since 2015.
Elisabeth A. Dahl (1962) Secretary since May, 2022	Current: Attorney, Ultimus Fund Solutions, LLC, since March 2016.
Stephen L. Preston (1966) AML Compliance Officer since May, 2022	Current: Senior Vice President and Chief Compliance Officer, AMLCO and FINOP at Northern Lights Distributors, LLC (since 2020) and Ultimus Fund Distributors, LLC (since 2011).
Kevin M. Traegner (1985) Assistant Treasurer since May, 2022	Current: Assistant Vice President, Financial Administration, Ultimus Fund Solutions, LLC. Previous: Manager, Financial Administration, Ultimus Fund Solutions, LLC (2016-2021).

*	The term of office for each Trustee and officer listed above will continue indefinitely.

Board Committees

As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, the Pricing & Liquidity Committee, and the Governance & Nominating Committee as described below:

●	The Audit Committee consists of Messrs. Condon, Little, Tritschler, and Jacobs. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board.

●	The Pricing & Liquidity Committee is responsible for reviewing and approving fair valuation determinations. The Pricing & Liquidity Committee currently consists of Messrs. Grant, Carson and Ms. McGauley except that any one member of the Pricing & Liquidity Committee constitutes a quorum for purposes of reviewing and approving a fair value.

●	The Governance & Nominating Committee currently consists of all of the Independent Trustees. The Governance & Nominating Committee is responsible for overseeing the composition of the Board and qualifications and independence of its members, compensation, education and other governance matters, as well as succession of Board members. The Committee currently does not accept recommendations of nominees from shareholders.

The Audit Committee and the Pricing & Liquidity Committee meet at least quarterly and each Committee reviews reports provided by administrative service providers, legal counsel and independent accountants. The Governance & Nominating Committee meets on an as needed basis. All Committees report directly to the full Board.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of the date of this SAI.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kenneth G.Y. Grant	None	None
Daniel J. Condon	None	None
Ronald C. Tritschler	None	None
Freddie Jacobs Jr.	None	None
Catharine Barrow McGauley	None	None
David R. Carson	None	None

Compensation

The Board meets quarterly. Each Trustee who is not affiliated with the Trust or Adviser (each an “Independent Trustee” will receive an annual fee of $2,685, the Chairman of the Board shall receive an annual fee of $3,335 and each chairman of a committee shall receive an annual fee of $3,135, as well as reimbursement for any reasonable expenses incurred attending the meetings. None of the executive officers receive compensation from the Trust. The Independent Trustees shall receive additional fees for any special Board Meetings convened during the year.

The table below details the amount of compensation the Trustees expect to receive from the Trust during the fiscal period ending September 30, 2023. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Paid to Trustees
Kenneth G.Y. Grant	$3,335	None	None	$3,335
Daniel J. Condon	$3,135	None	None	$3,135
Freddie Jacobs Jr.	$2,685	None	None	$2,685
Catharine Barrow McGauley	$2,685	None	None	$2,685
Ronald C. Tritschler	$2,685	None	None	$2,685
David R. Carson	None	None	None	None

CODES OF ETHICS

Each of the Fund, the Adviser and the Distributor has adopted a code of ethics under Rule 17j-1 of the 1940 Act (collectively the “Ethics Codes”). Rule 17j-1 and the Ethics Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by covered personnel (“Access Persons”). The Ethics Codes permit Access Persons, subject to certain restrictions, to invest in securities, including securities that may be purchased or held by the Fund. Under the Ethics Codes, Access Persons may engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Ethics Codes may be obtained by calling the SEC at 1-202-551-8090. The codes are available on the EDGAR database on the SEC’s website at www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser involving a conflict of interest.

Where a proxy proposal raises a material conflict between the interests of the Adviser, any affiliated person(s) of the Adviser, the Fund’s principal underwriter (distributor) or any affiliated person of the principal underwriter (distributor), or any affiliated person of the Trust and the Fund’s or its shareholder’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the Trust’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser will abstain from voting. A copy of the Adviser’s proxy voting policies is attached hereto as Appendix A.

Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund toll-free at 833-997-1109; and (2) on the SEC’s website at http://www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling toll-free at 833-997-1109 and will be sent within three business days of receipt of a request.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person may be able to determine the outcome of a matter put to a shareholder vote. As of the date of this SAI, the Trustees and officers owned no shares of the Fund.

As of the date of this SAI the following shareholder of record owned 5% or more of a class of the outstanding shares of the Fund, as noted.

Name & Address	Shares	Percentage of Fund
Julian Rubinstein 225 NE Mizner Blvd., Suite 450, Boca Raton, FL 33432	10,000	100%

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

American Asset Management, Inc. (the “Adviser”), located at 225 NE Mizner Blvd., Suite 450, Boca Raton, FL 33432, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Advisers Act. The Adviser is a Florida corporation, electing to be taxed as an S-corporation, formed in 1998 for the purpose of advising individuals and institutions. Julian Rubinstein, Founder, Chairman and Chief Executive Officer, Chief Investment Officer, and President of the Adviser, may be deemed to control the Adviser.

Under the general supervision of the Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged. In addition, the Adviser will supervise and provide oversight of the Fund’s service providers. The Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Adviser will pay most operating expenses of the Fund as part of its unitary Management Fee and compensate all Adviser personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Investment Management Agreement a fee calculated and payable monthly arrears at the annual rate of 2.50% of the Fund's average daily net assets during such period (the “Management Fee”).

Conflicts of Interest

The Adviser may provide investment advisory and other services to various entities and accounts other than the Fund (“Adviser Accounts”). The Fund has no interest in these activities. The Adviser and the investment professionals, who on behalf of the Adviser, provide investment advisory services to the Fund, are engaged in substantial activities other than on behalf of the Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and the Adviser Accounts. Such persons devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate.

 Participation in Investment Opportunities

Directors, principals, officers, employees and affiliates of the Adviser may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, principals, officers, employees and affiliates of the Adviser, or by the Adviser for the Adviser Accounts that are the same as, different from or made at a different time than, positions taken for the Fund.

PORTFOLIO MANAGER

Julian Rubinstein is the Fund’s portfolio manager. Mr. Rubinstein has primary responsibility for management of the Fund’s investment portfolio and has served the Fund in this capacity since 2022. He receives a salary, retirement plan benefits and performance-based bonus from the Adviser. Because the portfolio manager manages assets for other pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals) (collectively “Client Accounts”), or may be affiliated with such Client Accounts, there may be an incentive to favor one Client Account over another, resulting in conflicts of interest. For example, the Adviser may, directly or indirectly, receive fees from Client Accounts that are higher than the fee it receives from the Fund, or it may, directly or indirectly, receive a performance-based fee on a Client Account. In those instances, the portfolio manager may have an incentive to not favor the Fund over the Client Accounts. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest. As of the date of this SAI, Mr. Rubinstein owns shares of the Fund directly or indirectly worth $100,000.

As of November 23, 2022, Mr. Rubinstein was responsible for the management of the following types of accounts in addition to the Fund:

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	664	$ 133,889,623	0	0

Distributor

Ultimus Fund Distributors, LLC (the “Distributor”), located at P.O. Box 541150, Omaha, Nebraska 68154, serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a reasonable efforts basis, subject to various conditions. The Distributor does not agree to sell any specific number of Fund shares and, as agent for the Fund, undertakes to sell shares on a reasonable efforts basis only against orders therefor.

ALLOCATION OF BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio manager who is an employee of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

Under the 1940 Act, persons affiliated with an affiliate of the Adviser may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

The Fund intends to qualify as regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its investment company taxable income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Investment company taxable income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.  Investment company taxable income generally included dividends and interest and other income, less certain allowable expenses, and it also included any excess of net short-term capital gains over net long-term capital losses. Net capital gain (that is, any excess of net long-term capital gains over net short-term losses) for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred in taxable years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for only eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Fund intends to distribute all of its investment company taxable income and net capital gain, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of investment company taxable income will be made quarterly and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its income at the rates generally applicable to corporations and distributions to shareholders would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans generally are exempt from income taxation under the Code, but should consult their own tax advisors about the tax consequences of investing in the Fund, including potential taxation of unrelated business taxable income.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. Distributions of investment company taxable income generally taxable to shareholders as ordinary income or “qualified dividend income” (as described below).

Dividends paid by the Fund to an individual shareholder, to the extent such dividends are attributable to “qualified dividend income” received by the Fund from U.S. corporations (and certain foreign corporations), may qualify for taxation at the long-term capital gains rate available to individuals on qualified dividend income. Furthermore, dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may qualify for a dividends received deduction.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends, qualified dividend income distributions and capital gain dividends, as well as gains from redemption of Fund shares) of U.S. individuals, estates and trusts, to the extent that the shareholder’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of investment company taxable income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable investment company taxable income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed-income zero coupon security to accrue as income each year a portion of the discount at which the security was originally issued, even though the holder receives no interest payment in cash on the security during the year. In addition, other debt instruments, such as pay-in-kind securities may give rise to income under the original issue discount rules, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (that is, U.S. citizens and residents, and domestic corporations, partnerships, trusts and estates). Shareholders who are not U.S. persons should consult their tax advisors regarding the U.S. and foreign tax consequences of an investment in the Fund.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

OTHER INFORMATION

Each share represents a proportional interest in the assets of the Fund. Each share has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to the vote of shareholders. There are no cumulative voting rights. Shares do not have pre-emptive or conversion or redemption provisions. In the event of a liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders after all expenses and debts have been paid.

Compliance Service Provider

Northern Lights Compliance Services, LLC (“NLCS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between NLCS and the Fund. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Adviser pays NLCS an annual fixed fee and an asset-based fee, which scales downward based upon the Fund’s net assets. The Adviser also pays NLCS for any out-of-pocket expenses, unless such expenses are extraordinary expenses outside the scope of the unitary fee, in which case they will be paid by the Fund.

Administrator

Ultimus Fund Solutions, LLC (“UFS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 serves as the Fund’s administrator, fund accountant and transfer agent pursuant to a fund services agreement between UFS and the Fund.

Legal Counsel

Thompson Hine LLP, 312 Walnut St Ste 2000, Cincinnati, OH 45202, acts as legal counsel to the Fund.

Custodian

Fifth Third Bank, N.A. (the “Custodian”) serves as the primary custodian of the Fund’s assets and may maintain custody of the Fund’s assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Trustees. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is Fifth Third Bank National Association Global Securities Services Mail Drop 1090CC Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP is the independent registered public accounting firm for the Fund and audits the Fund’s financial statements. BBD, LLP is located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103.

FINANCIAL STATEMENTS

The Fund’s audited financial statements and notes thereto for the year ending September 30, 2023 and the report of BBD LLP, the Fund’s independent registered public accounting firm, on such financial statements, will be included in the Fund’s Annual Report to Shareholders for the fiscal year ending September 30, 2023 (the “Annual Report”). Investors may obtain a copy of the Annual Report (audited) and Semi-Annual Report (unaudited) by writing to the Fund or by calling the Fund, toll free, at 833-997-1109.

Set forth below are the seed audit financial statements of the Fund and the related report of BBD, LLP, the Fund’s independent registered public accounting firm.

Assets
Cash	$100,000
Total Assets	100,000

Liabilities	-

Net assets for shares of beneficial interest outstanding	$100,000

Net assets consist of:
Paid-in capital	$100,000

Shares outstanding (no par value, unlimited number of shares authorized)	10,000

Net asset value, offering and redemption price per share	$10.00

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholder of Peak Income Plus Fund

Opinion on the Financial Statement

We have audited the accompanying statement of assets and liabilities of Peak Income Plus Fund (the “Fund”), as of September 7, 2022, and the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Fund as of September 7, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of the Fund since 2022.

Philadelphia, Pennsylvania

September 20, 2022

Peak Income Plus Fund

Notes to the Financial Statement (continued)

As of September 7, 2022

(1)	ORGANIZATION

The Peak Income Plus Fund (the “Fund” or “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on May 16, 2022. The investment objective is to seek attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets, through a concentrated multi-strategy alternative investment approach with an emphasis on income generation by investing in single stock structured notes. The Fund has no operations to date other than those relating to organizational matters, including the issuance of 10,000 shares at $10.00 per share to its initial investor, American Asset Management, Inc. (the “Adviser”), the investment adviser to the Fund.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. Therefore, no provision of federal income taxes is required.

Share Valuation

The net asset value (“NAV”) is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Organizational and Offering Costs

The Adviser has agreed to pay all expenses incurred through the date of these financial statements related to the organization, offering, and initial registration of the Fund. Such expenses are not subject to repayment by the Fund to the Adviser.

(3)	FEES AND TRANSACTIONS WITH RELATED PARTIES

Investment Advisory Agreement

Under the terms of the Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board of Trustees of the Trust (the “Board”). The Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Investment Management Agreement a fee calculated and payable monthly arrears at the annual rate of 2.50% of the Fund's average daily net assets during such period (the “Management Fee”). The Management Fee is intended to be a unitary fee, and therefore the Adviser agrees to pay most “Other Expenses” of the Fund. The Adviser agrees to pay all of the operating expenses of the Fund except for 1) portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), 2) taxes, 3) borrowing costs (such as interest and dividend expense on securities sold short), 4) extraordinary expenses any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles, 5) shareholder servicing fees; and 6) any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).

Shareholder Service Plan

The Fund has adopted a “Shareholder Services Plan” under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Shareholder Services Plan, the Fund may incur expenses on an annual basis equal to 0.25% of its average net assets.

Master Service Agreement

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting. Under the terms of a Master Services Agreement, Ultimus receives fees for these services.

Compliance Service Provider

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Distribution Agreement

The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor serves as principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities. For these services, the Distributor receives fees from the Adviser (not the Fund) in accordance with the agreement. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

(4)	REPURCHASE OF SHARES

Each quarter, the Fund will offer to repurchase at NAV no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. The time between the notification to shareholders and the Repurchase Request Deadline is generally 30 days, but may vary from no more than 42 days to no less than 21 days.

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At September 7, 2022, the Adviser owned 100% of the Fund.

(6)	CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

(7)	CAPITAL SHARE TRANSACTIONS

At September 7, 2022, the share and dollar activity in the Fund was as follows:

	Shares	Dollars
Sold	10,000	$100,000
Redeemed	-	-
Net increase	10,000	$100,000

(8)	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

 Proxy Voting/Class Action Litigation

Background

An investment adviser owes a duty of care and loyalty to its clients with respect to monitoring corporate events and exercising proxy authority in the best interests of such clients. The Company will adhere to Rule 206(4)-6 of the Advisers Act and applicable laws and regulations in regard to the voting of proxies. As a result, investment advisers must conduct a reasonable review into matters on which the adviser votes and to vote in the best interest of the client.

Policy and Procedures for Retail Clients

The Company does not accept the authority to vote proxies with respect to securities in clients' accounts. The Company is required to include disclosures on its proxy voting policy in the Form ADV Part 2A, and make a copy of these procedures to existing and prospective clients on request.

Responsibility

The CCO is responsible for ensuring adherence to the Company's Proxy Voting Policy.

Class Action Lawsuits

The Company has no obligation to determine if securities held by the client are subject to a pending or resolved class action lawsuit. It also has no duty to evaluate a client's eligibility or to submit a claim to participate in the proceeds of a securities class action settlement or verdict. Furthermore, the Company has no obligation or responsibility to initiate litigation to recover damages on behalf of clients who may have been injured because of actions, misconduct, or negligence by corporate management of issuers whose securities are held by clients.

Policies and Procedures for Registered Investment Company Clients

The Company has the authority to vote proxies with respect of securities in client accounts ("Client Securities") over which the Company has voting discretion. In such cases, the Company will cast proxy votes in a manner that is consistent with the best interests of the Company's clients. Where the Company undertakes proxy voting responsibilities on behalf of multiple clients, it shall consider whether it should have different voting policies for some or all of these different clients, depending on the investment strategy and objectives of each client. These proxy voting policies and procedures are designed to deal with the complexities which may arise in cases where the Company's interests conflict or appear to conflict with the interests of its clients and to provide a copy of proxy voting and these procedures upon client request. The Company will also make available the record of the Company's votes promptly upon request.

Unless contractually obligated to vote in a certain manner, the Company will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision- making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. Where the Company deviates from the guidelines listed below, or depends upon a third party to make the decision, the reasons shall be documented. The Company may consult with such other experts, such as CPA's, investment bankers, attorneys, etc., as it deems necessary to help reach informed decisions.

The CCO is responsible for monitoring the effectiveness of this policy.

The Company generally will monitor proposed corporate actions and proxy issues regarding client securities and may take any of the following actions based on the best interests of its clients: (i) determine how to vote the proxies; (ii) abstain; or (iii) follow the recommendations of an independent proxy voting service in voting the proxies.

In general, the Company will determine how to vote proxies based on reasonable judgment of the vote most likely to produce favorable financial results for its clients. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders. Proxy votes generally will be cast against proposals having the opposite effect. The Company will always consider each side of each proxy issue.

Non-Voting of Proxies

The Company will generally not vote proxies in the following situations:

•	Where the Company and client have agreed in advance to limit the conditions under which the Company would exercise voting authority;
•	Proxies are received for equity securities where, at the time of receipt, the Company's position, across all clients that it advises, is less than, or equal to, 1% of the total outstanding voting equity (an "immaterial position"); or
•	Where the Company has determined that refraining is in the best interest of the client, such as when the cost to the client of voting the proxy is greater than the expected benefit of voting (e.g. voting a foreign security that is required to be made in person).
•	Proxies are received for equity securities where, at the time of receipt, the Company's clients no longer hold that position.

Management Proposals

Absent good reason to the contrary, the Company will generally give substantial weight to management recommendations regarding voting. This is based on the view that management is usually in the best position to know which corporate actions are in the best interests of common shareholders as a whole.

The Company will generally vote for routine matters proposed by issuer management, such as setting a time or place for an annual meeting, changing the name or fiscal year of the company, or voting for directors in favor of the management proposed slate. Other routine matters in which the Company will generally vote along with company management include: appointment of auditors; fees paid to board members; and change in the board structure. The Company will generally vote along with management as long as the proposal does not: i) measurably change the structure, management, control or operations of the company; ii) measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) the proposal is consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company. Routine matters may not necessitate the same level of analysis than non-routine matters.

Non-Routine Matters

Non-routine matters include such things as:

•	Amendments to management incentive plans;
•	The authorization of additional common or preferred stock;
•	Initiation or termination of barriers to takeover or acquisition;
•	Mergers or acquisitions;
•	Changes in the state of incorporation;
•	Corporate reorganizations;
•	Term limits for board members; and
•	"Contested" director slates.

In non-routine matters, the Company will attempt to be generally familiar with the questions at issue. Non-routine matters will be voted on a case-by-case basis given the complexity of many of these issues. When determining how to vote non-routine matters the Company shall conduct an issue- specific analysis, giving consideration to the potential effect on the value of a client's investments, documentation of the analysis shall be maintained in the Company's proxy voting files.

Processing Proxy Votes

The CCO will be responsible for determining whether each proxy is for a "routine" matter, as described above, and whether the policy and procedures set forth herein actually address the specific issue. For proxies that are not clearly "routine", the Company, in conjunction with the CCO, will determine how to vote each such proxy by applying these policies and procedures. Upon making a decision, the proxy will be executed and returned for submission to the issuer. The Company's proxy voting record will be updated at the time the proxy is submitted.

An independent proxy voting advisory and research firm may be appointed as a "Proxy Service" for voting the Company's proxies after approval by the CCO.

Periodic Testing

The Company shall evaluate compliance by periodically sampling the proxy votes it casts on behalf of its clients by sampling proxy votes that relate to proposals that are non-routine matters and require more issue-specific analysis (e.g., mergers and acquisition transactions, dissolutions, conversions, or consolidations).

Conflicts of Interest

Conflicts of interest between the Company or a principal of the Company and the Company's clients with respect to a proxy issue conceivably may arise, for example, from personal or professional relationships with an issuer or with the directors, candidates for director, or senior executives of an issuer.

Potential conflicts of interest between the Company and its clients may arise when the Company's relationships with an issuer or with a related third party actually conflict, or appear to conflict, with the best interests of the Company's clients.

If the issue is specifically addressed in these policies and procedures, the Company will vote in accordance with these policies. In a situation where the issue is not specifically addressed in these policies and procedures and an apparent or actual conflict exists, the Company shall either: i) delegate the voting decision to an independent third party; ii) inform clients of the conflict of interest and obtain advance consent of a majority of such clients for a particular voting decision; or iii) obtain approval of a voting decision from the Company's CCO, who will be responsible for documenting the rationale for the decision made and voted.

In all such cases, the Company will make disclosures to clients of all material conflicts and will keep documentation supporting its voting decisions.

If the CCO determines that a material conflict of interest exists, the following procedures shall be followed:

1.	The Company may disclose the existence and nature of the conflict to the client(s) owning the securities, and seek directions on how to vote the proxies;
2.	The Company may abstain from voting, particularly if there are conflicting client interests (for example, where client accounts hold different client securities in a competitive merger situation); or
3.	The Company may follow the recommendations of an independent proxy voting service in voting the proxies.

Disclosure to Clients

A summary of the Company's proxy voting policy will be included in the Company's Disclosure Brochure. The full text of the Company's proxy voting policy will be provided to clients upon request.

Proxy Advisory Firm

When the Company retains a proxy advisory firm to provide research, voting recommendations or voting execution services, the Company shall conduct reasonable oversight to ensure the proxy advisor's recommendations are consistent with the Company's proxy voting policies and in the best interest of the Company's clients and investors. The level of oversight may vary depending on (1) the scope of the investment adviser's voting authority, and (2) the type of functions and services that the investment adviser has retained the proxy advisory firm to perform.

Periodic Advisory Firm Testing

The Company shall periodically evaluate the proxy services provided by third party providers which should consider the services, recommendations made by the provider and how the provider voted, as applicable, and consider the steps enumerated below.

When conducting oversight of a proxy advisory firm, the Company should consider taking the following steps:

•	whether the proxy advisory firm has the capacity and competency to adequately analyze the matters for which the investment adviser is responsible for voting including the adequacy and quality of the proxy advisory firm's staffing, personnel, and/or technology;
•	the adequacy of disclosures the proxy advisory firm has provided regarding its methodologies in formulating voting recommendations, such that the Company can understand the factors underlying the proxy advisory firm's voting recommendations
•	the effectiveness of the proxy advisory firm's policies and procedures for obtaining current and accurate information relevant to matters included in its research and on which it makes voting recommendations;
•	the Company's access to the proxy advisory firm's sources of information and methodologies used in formulating voting recommendations or executing voting instructions;
•	the nature of any third-party information sources that the proxy advisory firm uses as a basis for its voting recommendations;
•	whether the proxy advisory firm has adequate policies and procedures to identify, disclose, and address actual and potential conflicts of interest.

Class Action Lawsuits

From time to time, securities held in the accounts of clients will be the subject of class action lawsuits. The Company has undertaken the obligation to inform clients if securities held by the client are subject to a pending or resolved class action lawsuit and to inform clients if they may be eligible to receive proceeds of a securities class action settlement or verdict. When securities held by the client are the subject of a class action lawsuit, the Company will inform the client of the action, inform the client that he or she may opt in or opt out of the lawsuit, advise the client that the Company cannot render legal services, advise the client to consult with an attorney, and advise the client that the failure to do so may negatively affect his or her rights. The Company will take any actions as instructed by the client's attorney or the client and in the absence of any such instructions, the Company shall take any actions (other than those which would be required to be performed by an attorney) which in its sole discretion is determined to be in the best interests of its clients.

Where the Company receives written or electronic notice of a class action lawsuit, settlement, or verdict directly relating to a client account, it will forward all notices, proof of claim forms, and other materials, to the client. Electronic mail is acceptable where appropriate if the client has authorized contact in this manner.

Statement of Additional Information

Peak Income Plus Fund (PIPFX)

[_____________, 2022]

PART C. OTHER INFORMATION

Item 25.	Financial Statements and Exhibits.

1.	Financial Statements:

Part A: Not Applicable as the Fund has not commenced operations

Part B: Report of Independent Registered Public Accounting Firm, Statement of Assets and Liabilities and Notes to Financial Statement.

2.	Exhibits:

(a)	(1)	Certificate of Trust—Filed on June 2, 2022 with the Registrant’s initial registration statement on Form N-2 and incorporated herein by reference.

(2)	Agreement and Declaration of Trust—Filed on June 2, 2022 with the Registrant’s initial registration statement on Form N-2 and incorporated herein by reference.

(3)	Amended and Restated Declaration of Trust—Filed herewith.

(b)	Bylaws—Filed on June 2, 2022 with the Registrant’s initial registration statement on Form N-2 and incorporated herein by reference.

(c)	Not Applicable.

(d)	See Item 25(2)(a)(2) and Item 25(2)(b).

(e)	Not Applicable.

(f)	Not Applicable.

(g)	(1)	Investment Management Agreement between the Registrant and American Asset Management, Inc. (the “Adviser”)—Filed herewith.

(h)	(1)	Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC (the “Distributor”)—Filed herewith.

(i)	Not Applicable.

(j)	(1)	Custody Agreement between the Registrant and Fifth Third Bank, N.A.—Filed herewith.

(k)	(1)	Form of Administration, Accounting, and Transfer Agency Agreement between Registrant and Ultimus Fund Solutions, LLC—Filed herewith.

	(2)	Consulting Services Agreement between Registrant and Northern Lights Compliance Services, LLC—Filed herewith.

(l)	(1) Opinion and Consent of Thompson Hine LLP—Filed herewith.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm—Filed herewith.

(o)	Not Applicable.

(p)	Initial Subscription Agreement—Filed herewith.

(q)	Not Applicable.

(r)	(1)	Code of Ethics of the Registrant—Filed herewith.

	(2)	Code of Ethics of the Adviser—Filed herewith.

	(3)	Code of Ethics of the Distributor—Filed herewith.

Item 26.	Marketing Arrangements: Not Applicable.

Item 27.	Other Expenses of Issuance and Distribution: Not Applicable.

Item 28.	Persons Controlled by or Under Common Control with Registrant: None.

Item 29.	Number of Holders of Securities as of November 30, 2022:

Number of Record Holders
Shares	1

Item 30.	Indemnification:

Reference is made to Article VIII, Section 2 of the Registrant’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), incorporated by reference as Exhibit (a)(3) hereto, and to Section 11 of the Registrant’s Distribution Agreement, to be incorporated by reference as Exhibit (h)(1) hereto. The Registrant hereby undertakes that it will comply the indemnification provisions of the Declaration of Trust and Distribution Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

The Registrant will maintain insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Advisers:

American Asset Management, Inc. a Florida corporation (the “Adviser”), serves as the investment adviser to the Registrant. Other than the services provided to the Registrant in such capacity and as disclosed in the Adviser’s Form ADV (SEC No. 801-61586), which is hereby incorporated by reference, the Adviser has not engaged in any other business, profession, vocation, or employment of a substantial nature (each such activity, an “Outside Business”) over the past two fiscal years.

Item 32.	Location of Accounts and Records:

Ultimus Fund Solutions, LLC, the Fund’s administrator and transfer agent, maintains certain required accounting related and financial books and records of the Registrant at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 and 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. Ultimus Fund Distributors, LLC, the Fund’s distributor, maintains certain required accounting related and financial books and records of the Registrant at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022. Fifth Third Bank, N.A., the Fund’s custodian, maintains certain required accounting related and financial books and records of the Registrant at 38 Fountain Square Plaza, Cincinnati, Ohio 45236. The other required books and records may be maintained by the Adviser at 225 NE Mizner Blvd., Suite 450, Boca Raton, FL 33432.

Item 33.	Management Services: Not Applicable.

Item 34.	Undertakings:

1. Not Applicable. 2. Not Applicable. 3. The Registrant undertakes: (a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended (“Securities Act”);

(2) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) if the Registrant is relying on Rule 430B [17 CFR 230.430B]:

(A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(3) the portion of any advertisement pursuant to Rule 482 [17 CFR 230.482] under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4. Not applicable.

5. Not applicable.

6. Not applicable.

7. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 5th day of December, 2022.

PEAK INCOME PLUS FUND

By:	/s/ Martin Dean
Martin Dean President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the 5th day of December, 2022

Name	Title	Date
David Carson*	Trustee	December 5, 2022
Martin Dean***	President	December 5, 2022
Zachary Richmond***	Treasurer and CFO	December 5, 2022
Daniel Condon*	Trustee	December 5, 2022
Ronald Tritschler*	Trustee	December 5, 2022
Kenneth Grant**	Trustee	December 5, 2022
Catharine Barrow McGauley*	Trustee	December 5, 2022
Freddie Jacobs, Jr.*	Trustee	December 5, 2022

By:	/s/ Cassandra W. Borchers
Cassandra W. Borchers* ** ***

*	Attorney-in-Fact – Pursuant to Powers of Attorney dated May 19, 2022 and filed on June 2, 2022 with the Registrant’s initial registration statement on Form N-2 and incorporated herein by reference.
**	Attorney-in-Fact – Pursuant to Powers of Attorney dated May 31, 2022 and filed on June 2, 2022 with the Registrant’s initial registration statement on Form N-2 and incorporated herein by reference.
***	Attorney-in-Fact—Pursuant to Powers of Attorney dated August 15, 2022 and filed herewith.

EXHIBITS

(a)(3)	Amended and Restated Agreement and Declaration of Trust
(g)(1)	Investment Management Agreement
(h)(1)	Distribution Agreement
(j)(1)	Custody Agreement
(k)(1)	Master Services Agreement
(k)(2)	Consulting Services Agreement
(l)(1)	Opinion and Consent of Counsel
(n)	Consent of Independent Registered Public Accounting Firm
(p)	Subscription Agreement
(r)(1)	Code of Ethics of the Registrant
(r)(2)	Code of Ethics of the Adviser
(r)(3)	Code of Ethics of the Distributor
POA	Trustee Powers of Attorney